Employee Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
The cost of the Company's defined benefit plans and other postretirement plans for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Pension Benefits			Other Benefits
	Year Ended December 31			Year Ended December 31
($ in millions)	2013	2012	2011	2013	2012	2011
Components of Net Periodic Benefit Cost
Service cost	$147	$133	$125	$21	$15	$15
Interest cost	215	212	199	33	40	44
Expected return on plan assets	(289)	(267)	(266)	—	—	—
Amortization of prior service cost (credit)	18	12	12	(21)	(7)	(7)
Amortization of net actuarial loss (gain)	118	77	33	16	13	12
Curtailments	(1)	—	—	—	—	—
Net periodic benefit cost	$208	$167	$103	$49	$61	$64

Schedule of Defined Benefit Plans Disclosures
The funded status of the Company's plans as of December 31, 2013 and 2012, was as follows:

	Pension Benefits		Other Benefits
	December 31		December 31
($ in millions)	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$5,061	$4,123	$965	$835
Service cost	147	133	21	15
Interest cost	215	212	33	40
Plan participants' contributions	9	8	18	18
Plan amendments	66	—	(145)	(11)
Actuarial loss (gain)	(600)	728	(220)	118
Benefits paid	(154)	(138)	(59)	(55)
Curtailments	(14)	(5)	—	—
Medicare Part D subsidy	—	—	3	5
Benefit obligation at end of year	4,730	5,061	616	965
Change in Plan Assets
Fair value of plan assets at beginning of year	3,745	3,238	—	1
Gain on plan assets	405	396	—	—
Employer contributions	305	239	38	31
Plan participants' contributions	9	8	18	18
Benefits paid	(154)	(138)	(59)	(55)
Transfers	—	2	—	—
Medicare Part D subsidy	—	—	3	5
Fair value of plan assets at end of year	4,310	3,745	—	—
Funded status	$(420)	$(1,316)	$(616)	$(965)

Amounts Recognized in the Consolidated Statements of Financial Position:
Pension plan assets	$124	$—	$—	$—
Current liability (1)	(15)	(15)	(139)	(166)
Non-current liability (2)	(529)	(1,301)	(477)	(799)
Accumulated other comprehensive loss (income) (pre-tax) related to:
Prior service costs (credits)	124	75	(152)	(27)
Net actuarial loss (gain)	847	1,694	50	286

(1)	Included in other current liabilities and current portion of postretirement plan liabilities, respectively.

(2)	Included in pension plan liabilities and other postretirement plan liabilities, respectively.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The changes in amounts recorded in accumulated other comprehensive income (loss) are as follows:

	Pension Benefits			Other Benefits
	Year Ended December 31			Year Ended December 31
($ in millions)	2013	2012	2011	2013	2012	2011
Prior service cost (credit)	$(66)	$—	$—	$145	$11	$—
Amortization of prior service cost (credit)	18	12	12	(21)	(7)	(7)
Net actuarial loss (gain)	716	(599)	(573)	220	(118)	(16)
Amortization of net actuarial loss (gain)	118	77	33	16	13	12
Other	12	7	1	1	(1)	—
Total changes in accumulated other comprehensive income (loss)	$798	$(503)	$(527)	$361	$(102)	$(11)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The amounts in accumulated other comprehensive income (loss) as of December 31, 2013, expected to be recognized as components of net periodic expense in 2014 are as follows:

($ in millions)	Pension Benefits	Other Benefits
Prior service cost (credit)	$19	$(26)
Net loss	40	—
Total	$59	$(26)

Schedule of Assumptions Used and Health Care Cost Trend Rates
The weighted average assumptions used to determine the net periodic benefit costs were as follows:

	Pension Benefits
($ in millions)	2013	2012	2011
Assumptions Used to Determine Benefit Cost for the Year Ended December 31:
Discount rate	4.27%	5.23%	5.84%
Expected long-term rate on plan assets	7.50%	8.00%	8.50%
Rate of compensation increase	3.66%	3.64%	3.43%

	Other Benefits
($ in millions)	2013	2012	2011
Assumptions Used to Determine Benefit Cost for the Year Ended December 31:
Discount rate	4.02%	4.94%	5.58%
Initial health care cost trend rate assumed for next year	7.67%	8.00%	8.00%
Gradually declining to a rate of	5.00%	5.00%	5.00%
Year in which the rate reaches the ultimate rate	2021	2018	2017

The weighted average assumptions used to determine the benefit obligations were as follows:

	Pension Benefits		Other Benefits
	December 31		December 31
($ in millions)	2013	2012	2013	2012
Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate	5.27%	4.24%	5.03%	4.04%
Rate of compensation increase	3.69%	3.66%
Initial health care cost trend rate assumed for next year			7.33%	7.67%
Gradually declining to a rate of			5.00%	5.00%
Year in which the rate reaches the ultimate rate			2022	2021

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percent change in the assumed health care cost trend rates would have the following effects on 2013 results:

	1 Percentage Point
($ in millions)	Increase	Decrease
Effect on postretirement benefit expense	$2	$(2)
Effect on postretirement benefit obligations	25	(24)

Schedule of Defined Benefit Plans Disclosures, Cash Contributions

	Year Ended December 31
($ in millions)	2013	2012	2011
Pension plans
Qualified minimum	$—	$64	$—
Discretionary
Qualified	301	172	—
Non-qualified	4	3	3
Other benefit plans	38	31	33
Total contributions	$343	$270	$36

Schedule of Expected Benefit Payments and Prescription Drug Subsidy Receipts
The following table presents estimated future benefit payments, using the same assumptions used in determining the Company's benefit obligations as of December 31, 2013. Benefit payments depend on future employment and compensation levels, years of service, and mortality. Changes in any of these factors could significantly affect these estimated amounts.

		Other Benefits
($ in millions)	Pension Benefits	Benefit Payments	Subsidy Receipts
2014	$163	$35	$—
2015	178	37	—
2016	194	40	—
2017	212	42	—
2018	231	46	—
Years 2019 to 2023	$1,464	$262	$2

Schedule of Allocation of Plan Assets
The fair value of the Company's retirement plan assets by asset category and by valuation hierarchy Level as described in Note 2: Summary of Significant Accounting Policies were as follows:

	December 31, 2013
($ in millions)	Total	Level 1	Level 2	Level 3
Asset Category
Equity
U.S. equities (1)	$1,546	$249	$1,297	$—
International equities (1)	860	382	478	—
Fixed Income
U.S. government	156	—	156	—
U.S. agency	180	—	180	—
Non-U.S. government	66	—	66	—
Investment grade (2)	871	—	871	—
Asset backed	65	—	65	—
Non-investment grade (3)	39	—	39	—
Cash and cash equivalents (4)	75	2	73	—
Hedge funds	257	—	—	257
Real estate fund	188	—	—	188
Other (5)	7	—	7	—
Total assets at fair value	$4,310	$633	$3,232	$445

(1)	U.S. and international equity securities include investments in small, medium, and large capitalization stocks of public companies held in separately managed accounts or commingled trust funds.

(2)	Investment grade fixed income securities include corporate bonds rated Baa3/BBB- or higher by one or more rating agencies.

(3)	Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.

(4)
Cash and cash equivalents are highly liquid short-term investment funds and include net receivables and payables of the trust. These funds are available for immediate use to fund daily operations, execute investment policies, and serve as a temporary investment vehicle. The Company's plan asset allocation policy does not include cash.

(5)	Other investments include swaps, options, collateral, and insurance contracts.

	December 31, 2012
($ in millions)	Total	Level 1	Level 2	Level 3
Asset Category
Equity
U.S. equities (1)	$1,222	$192	$1,030	$—
International equities (1)	694	306	388	—
Fixed Income
U.S. government	368	—	368	—
U.S. agency	186	—	186	—
Non-U.S. government	57	—	57	—
Investment grade (2)	692	—	692	—
Asset backed	74	—	74	—
Non-investment grade (3)	33	—	33	—
Cash and cash equivalents (4)	73	18	55	—
Hedge funds	181	—	—	181
Real estate fund	162	—	—	162
Other (5)	3	—	3	—
Total assets at fair value	$3,745	$516	$2,886	$343

(1)	U.S. and international equity securities include investments in small, medium, and large capitalization stocks of public companies held in separately managed accounts or commingled trust funds.

(2)	Investment grade fixed income securities include corporate bonds rated Baa3/BBB- or higher by one or more rating agencies.

(3)	Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.

(4)
Cash and cash equivalents are highly liquid short-term investment funds. These funds are available for immediate use to fund daily operations, execute investment policies, and serve as a temporary investment vehicle. The Company's plan asset allocation policy does not include cash.

(5)	Other investments include futures, swaps, options, and insurance contracts.
The plans' Investment Committee has set the minimum and maximum permitted values for each asset class in the Company's pension plan master trust for the year ended December 31, 2013, as follows:

	Range
U.S. equities	27	-	43%
International equities	13	-	27%
Long bonds	25	-	50%
Alternative investments	5	-	15%

Schedule of Level Three Defined Benefit Plan Assets Roll Forward
The following tables summarize the changes in Level 3 retirement plan assets measured at fair value for the years ended December 31, 2013 and 2012.

		Return on plan assets
		Attributable to Assets Held at December 31, 2013
	Fair Value at December 31, 2012		Attributable to Assets Sold			Transfers		Fair Value at December 31, 2013
						Into	(Out) of
($ in millions)				Purchases	Sales	Level 3	Level 3
Asset Category:
Hedge funds	$181	$16	$—	$60	$—	$—	$—	$257
Real estate fund	162	26	—	—	—	—	—	188
Total Level 3 fair value	$343	$42	$—	$60	$—	$—	$—	$445

		Return on plan assets
		Attributable to Assets Held at December 31, 2012
	Fair Value at December 31, 2011		Attributable to Assets Sold			Transfers		Fair Value at December 31, 2012
						Into	(Out) of
($ in millions)				Purchases	Sales	Level 3	Level 3
Asset Category:
Hedge funds	$149	$12	$—	$20	$—	$—	$—	$181
Real estate fund	—	12	—	150	—	—	—	162
Total Level 3 fair value	$149	$24	$—	$170	$—	$—	$—	$343